Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

October 31, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:
Post-Effective Amendment No. 124 to the Registration Statement on Form N-1A of Deutsche European Equity Fund (the “Fund”), a series of Deutsche Global/International Fund, Inc. (the “Registrant”) (Registration Nos. 033-05724; 811-04670) (the “Registration Statement”)

To the Commission:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (Amendment No. 124).  Amendment No. 124 is being filed pursuant to Rule 485(a)(3) under the Securities Act of 1933 (the 1933 Act) and Rule 8b-16 under the Investment Company Act of 1940 (the 1940 Act).  Amendment No. 124 relates solely to the Fund and does not relate to any other series of the Registrant. By separate letter, the Registrant, on behalf of the Fund, is requesting acceleration of effectiveness for Amendment No. 124 to November 3, 2014. Below is a brief background of the Registrant’s filings with respect to the Fund.

On August 15, 2014, the Registrant filed with the Securities and Exchange Commission (the Commission) Post-Effective Amendment No. 120 to the Registration Statement (Amendment No. 120) pursuant to Rule 485(a)(2) under the 1933 Act and Rule 8b-16 under the 1940 Act. On October 29, 2014, the Registrant filed with the Securities and Exchange Commission (the Commission) Post-Effective Amendment No. 123 to the Registration Statement (Amendment No. 123) pursuant to Rule 485(a)(3) under the 1933 Act and Rule 8b-16 under the 1940 Act, to respond to Staff comments received with respect to Amendment No. 120, include additional disclosure regarding related performance, and make such other non-material changes as appropriate. As noted in the transmittal letters for Amendments No. 120 and No. 123, the Fund is a newly created series of the Registrant.

Amendment No. 124 is being filed to include certain non-material changes to the Registration Statement and to incorporate additional Exhibits in Part C of the Registration Statement. As mentioned above, pursuant to Rule 461 under the 1933 Act, the Registrant, on behalf of the Fund and DeAWM Distributors, Inc., the Fund’s principal underwriter, is requesting, in a separate letter, an accelerated effective date of November 3, 2014 for Amendment No. 124.

Securities and Exchange Commission
October 31, 2014

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel

cc:           Elizabeth Reza, Esq., Ropes & Gray